WARRANTS (Details) - Warrant [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding at beginning of period (in shares)	1,409,248	663,264	340,553
Number of shares, Granted (in shares)		941,841	382,262
Number of shares, Exercised (in shares)		(153,322)
Number of shares, Forfeited (in shares)	(73,782)	(42,535)	(59,551)
Number of shares, Outstanding at ending of period (in shares)	1,335,466	1,409,248	663,264
Number of shares, Exercisable (in shares)	1,335,466	1,409,248
Weighted-average exercise price, Outstanding at beginning of period (in dollars per share)	$ 23.70	$ 48.30	$ 76.80
Weighted-average exercise price, Granted (in dollars per share)		8.10	28.50
Weighted-average exercise price, Exercised (in dollars per share)		5.70
Weighted-average exercise price, Forfeited (in dollars per share)	96.90	93.60	85.50
Weighted-average exercise price, Outstanding at end of period (in dollars per share)	19.80	23.70	$ 48.30
Weighted-average exercise price, Exercisable (in dollars per share)	$ 19.80	$ 23.70
Weighted-average remaining contractual term, Outstanding	2 years 1 month 6 days	2 years 8 months 12 days
Weighted-average remaining contractual term, Forfeited			2 years 9 months 18 days
Weighted-average remaining contractual term, Exercisable	2 years 1 month 6 days	2 years 8 months 12 days
Aggregate intrinsic value, Outstanding (in dollars)	$ 0	$ 14,600
Aggregate intrinsic value, Forfeited (in dollars)			$ 8,400
Aggregate intrinsic value, Exercisable (in dollars)	$ 0	$ 14,600